Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Schedule of Inventories

	JPY (millions) As of March 31
	2023	2024
Finished products and merchandise	¥269,042	¥349,590
Work-in-process	436,508	522,667
Raw materials and supplies	280,908	337,612
Total	¥986,457	¥1,209,869